Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Operating expenses	$ 525,809	$ 4,410	$ 507,768	$ 17,913
General and administrative expenses	379,530	2,245	507,768	17,913
Accrued expense	1,605,742		1,379,922
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Operating expenses		$ 4,410	11,385	$ 20,388
Chief Executive Officer [Member] | Services [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
General and administrative expenses			$ 500,000
Former Parent [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Accrued expense	$ 151,452